                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    6-30-01
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1420
                 -------------------------------
                 St. Paul, MN  55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ William B. Frels                St. Paul, MN       08-13-2001
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                                         FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-01

ITEM 1                            ITEM 2     ITEM 3      ITEM 4         ITEM 5                   ITEM 6    ITEM 7     ITEM 8
                                  TITLE OF               MARKET
NAME OF ISSUER                    CLASS      CUSIP       VALUE          SHARES        SH/PRN     INVSTMT   MANAGERS   VOTING
                                                                                                 DISCR                AUTHORITY
COMMON STOCK                                                                                                          SOLE
Abbott Laboratories               COM        002824100        2,713,440        56,530 SHR        SOLE                        56,530
ADC Telecom                       COM        000886101       15,051,960     2,280,600 SHR        SOLE                     2,280,600
Aegon NV                          COM        007924103          216,635         7,628 SHR        SOLE                         7,628
Allstate Corp                     COM        020002101          615,860        14,000 SHR        SOLE                        14,000
Am Home Products                  COM        026609107        1,617,681        27,535 SHR        SOLE                        27,535
American Express                  COM        025816109        1,349,154        34,772 SHR        SOLE                        34,772
American Greetings                COM        026375105          431,750        39,250 SHR        SOLE                        39,250
American Int'l Group              COM        026874107          705,413         8,298 SHR        SOLE                         8,298
American Water Works              COM        030411102          329,700        10,000 SHR        SOLE                        10,000
Amgen                             COM        031162100          655,344        10,800 SHR        SOLE                        10,800
Anadarko Pete Corp                COM        032511107          437,210         8,110 SHR        SOLE                         8,110
Arbitron                          COM                         3,053,205       126,689 SHR        SOLE                       126,689
Archer-Daniels                    COM        039483102          247,950        19,000 SHR        SOLE                        19,000
Assoc Banc Corp                   COM        045487105          326,069         9,060 SHR        SOLE                         9,060
AT & T                            COM        001957109          975,125        44,324 SHR        SOLE                        44,324
Automatic Data Proc               COM        053015103          447,300         9,000 SHR        SOLE                         9,000
Bank of America Corp              COM        060505104        2,699,365        44,967 SHR        SOLE                        44,967
Baxter International              COM        071813109       34,308,690       679,380 SHR        SOLE                       679,380
Bemis                             COM        081437105       22,639,933       563,603 SHR        SOLE                       563,603
BMC Industries                    COM        055607105        6,194,484     1,032,414 SHR        SOLE                     1,032,414
BP PLC                            COM        055622104        5,553,636       111,407 SHR        SOLE                       111,407
Briggs & Stratton                 COM        109043109          294,700         7,000 SHR        SOLE                         7,000
Bristol-Myers Squibb              COM        110122108        5,567,335       106,450 SHR        SOLE                       106,450
Burlington Northern               COM        12189T104          908,697        29,990 SHR        SOLE                        29,990
Burlington Resources              COM        122014103        3,192,601        80,317 SHR        SOLE                        80,317
Cardinal Health                   COM        14149Y108          784,530        11,370 SHR        SOLE                        11,370
Ceridian                          COM        15677T106       12,465,293       650,250 SHR        SOLE                       650,250

ITEM 1                            ITEM 2     ITEM 3      ITEM 4         ITEM 5                   ITEM 6    ITEM 7     ITEM 8
                                  TITLE OF               MARKET
NAME OF ISSUER                    CLASS      CUSIP       VALUE          SHARES        SH/PRN     INVSTMT   MANAGERS   VOTING
                                                                                                 DISCR                AUTHORITY
COMMON STOCK                                                                                                          SOLE
Chevron                           COM        166751107        1,309,807        14,473 SHR        SOLE                        14,473
Citigroup Inc                     COM        173034109          363,208         6,874 SHR        SOLE                         6,874
Community First Bkshr             COM        203902101          683,698        29,726 SHR        SOLE                        29,726
Community First Bkshr             COM        203902101          429,870        18,690 SHR        SOLE                        18,690
Corning                           COM        219350105       11,839,035       708,500 SHR        SOLE                       708,500
Covance Inc.                      COM        222816100        1,340,880        59,200 SHR        SOLE                        59,200
Delta Air Lines                   COM        247361108          945,252        21,444 SHR        SOLE                        21,444
Deluxe Corp                       COM        248019101       16,391,936       567,195 SHR        SOLE                       567,195
Donaldson                         COM        257651109       25,044,600       804,000 SHR        SOLE                       804,000
Dupont                            COM        263534109          238,499         4,944 SHR        SOLE                         4,944
Eastman Kodak                     COM        277461109          255,900         5,482 SHR        SOLE                         5,482
Ebenx Inc.                        COM        278668108           32,800        10,000 SHR        SOLE                        10,000
Ecolab Inc                        COM        278865100       24,417,628       595,988 SHR        SOLE                       595,988
Edwards Lifesciences              COM        28176E108        1,524,689        57,841 SHR        SOLE                        57,841
eFunds Corp                       COM        28224R101       10,244,880       550,800 SHR        SOLE                       550,800
Emerson Electric                  COM        291011104       32,156,960       531,520 SHR        SOLE                       531,520
Enron Corp                        COM        293561106          974,147        19,840 SHR        SOLE                        19,840
Exxon Mobil Corp                  COM        30231g102        3,530,076        40,413 SHR        SOLE                        40,413
Federal Natl Mtge                 COM        313586109          259,342         3,050 SHR        SOLE                         3,050
First Data Corp                   COM        319963104        1,717,244        26,686 SHR        SOLE                        26,686
Franklin Resources Inc            COM        354613101          457,700        10,000 SHR        SOLE                        10,000
Freddie Mac Voting Shs            COM        313400301          530,790         7,800 SHR        SOLE                         7,800
G & K Services Cl A               COM        361268105        3,895,120       144,800 SHR        SOLE                       144,800
General Binding                   COM        369154109          106,000        10,000 SHR        SOLE                        10,000
General Electric                  COM        369604103        1,848,095        37,910 SHR        SOLE                        37,910
General Mills                     COM        370334104       26,948,600       615,546 SHR        SOLE                       615,546
Genuine Parts                     COM        372460105          448,875        14,250 SHR        SOLE                        14,250
Gillette Company                  COM        375766102        1,980,017        68,300 SHR        SOLE                        68,300
Graco Inc                         COM        384109104       40,106,963     1,215,362 SHR        SOLE                     1,215,362
HB Fuller                         COM        359694106       22,648,612       453,880 SHR        SOLE                       453,880

ITEM 1                            ITEM 2     ITEM 3      ITEM 4         ITEM 5                   ITEM 6    ITEM 7     ITEM 8
                                  TITLE OF               MARKET
NAME OF ISSUER                    CLASS      CUSIP       VALUE          SHARES        SH/PRN     INVSTMT   MANAGERS   VOTING
                                                                                                 DISCR                AUTHORITY
COMMON STOCK                                                                                                          SOLE
Hershey                           COM        427866108          672,639        10,900 SHR        SOLE                        10,900
Hewlett-Packard                   COM        428236103          272,672         9,534 SHR        SOLE                         9,534
Home Depot                        COM        437076102          833,245        17,900 SHR        SOLE                        17,900
Honeywell Inc                     COM        438516106       23,413,751       669,155 SHR        SOLE                       669,155
Hormel                            COM        440452100       30,765,760     1,264,000 SHR        SOLE                     1,264,000
IBM                               COM        459200101        3,216,828        28,468 SHR        SOLE                        28,468
Ingersoll Rand                    COM        456866102          420,240        10,200 SHR        SOLE                        10,200
Intel                             COM        458140100        4,101,757       140,231 SHR        SOLE                       140,231
J.P. Morgan                       COM        616880100        1,235,821        27,709 SHR        SOLE                        27,709
Jefferson-Pilot                   COM        475070108          366,894         7,593 SHR        SOLE                         7,593
Johnson & Johnson                 COM        478160104       30,189,400       603,788 SHR        SOLE                       603,788
Kimberly-Clark                    COM        494368103        4,041,738        72,303 SHR        SOLE                        72,303
Lucent Tech                       COM        549463107          910,535       146,624 SHR        SOLE                       146,624
M.STNLY D. Witter                 COM        61745P106          256,920         4,000 SHR        SOLE                         4,000
Medtronic Inc                     COM        585055106       36,697,576       797,600 SHR        SOLE                       797,600
Merck & Co                        COM        589331107        2,365,437        37,012 SHR        SOLE                        37,012
Merrill Lynch                     COM        590188108        1,113,900        18,800 SHR        SOLE                        18,800
Microsoft                         COM        594918104          713,502         9,774 SHR        SOLE                         9,774
Minnesota Mining                  COM        604059105       35,998,550       315,500 SHR        SOLE                       315,500
Motorola                          COM        620076109        3,668,537       221,530 SHR        SOLE                       221,530
MTS Systems                       COM        553777103       22,985,172     1,666,800 SHR        SOLE                     1,666,800
Murphy Oil                        COM        626717102          456,320         6,200 SHR        SOLE                         6,200
Newell Rubbermaid                 COM        651192106        1,173,425        46,750 SHR        SOLE                        46,750
Nokia                             COM        654902204          284,920        12,840 SHR        SOLE                        12,840
NRG Energy Inc                    COM        629377102          305,808        13,850 SHR        SOLE                        13,850
Pacific Centy Finl Corp.          COM        694058108        1,341,080        52,000 SHR        SOLE                        52,000
Patterson Dental                  COM        703412106        3,290,100        99,700 SHR        SOLE                        99,700
Pentair Inc                       COM        709631105        3,308,074        97,872 SHR        SOLE                        97,872
Pfizer Inc                        COM        717081103       32,424,881       809,610 SHR        SOLE                       809,610
Pharmacia Corp                    COM        71713U102          348,117         7,576 SHR        SOLE                         7,576

ITEM 1                            ITEM 2     ITEM 3      ITEM 4         ITEM 5                   ITEM 6    ITEM 7     ITEM 8
                                  TITLE OF               MARKET
NAME OF ISSUER                    CLASS      CUSIP       VALUE          SHARES        SH/PRN     INVSTMT   MANAGERS   VOTING
                                                                                                 DISCR                AUTHORITY
COMMON STOCK                                                                                                          SOLE
Procter & Gamble                  COM        742718109          572,031         8,966 SHR        SOLE                         8,966
Providian Financial               COM        74406A102          444,710         7,512 SHR        SOLE                         7,512
Qwest Communications              COM        749121109          932,771        29,268 SHR        SOLE                        29,268
Royal Dutch Petrol                COM        780257804        1,672,349        28,700 SHR        SOLE                        28,700
SAFECO Corp                       COM        786429100          255,175         8,650 SHR        SOLE                         8,650
SBC Communications                COM        78387G103          254,501         6,353 SHR        SOLE                         6,353
Schlumberger Ltd                  COM        806857108        4,430,234        84,145 SHR        SOLE                        84,145
Service Master                    COM        81760N109          795,600        66,300 SHR        SOLE                        66,300
Sigma Aldrich                     COM        826552101          783,986        20,300 SHR        SOLE                        20,300
Silicon Graphics                  COM        827056102           13,900        10,000 SHR        SOLE                        10,000
SNAP ON Inc.                      COM        833034101          669,232        27,700 SHR        SOLE                        27,700
St. Jude Medical                  COM        790849103       24,200,520       403,342 SHR        SOLE                       403,342
St. Paul Cos                      COM        792860108       33,173,930       654,318 SHR        SOLE                       654,318
State Street Corp                 COM        857477103          207,264         4,188 SHR        SOLE                         4,188
Sturm Ruger                       COM        864159108          235,200        24,000 SHR        SOLE                        24,000
Super Valu                        COM        868536103       21,306,578     1,214,050 SHR        SOLE                     1,214,050
Target Corp                       COM        87612E106       38,462,753     1,111,640 SHR        SOLE                     1,111,640
TCF Financial                     COM        872275102       36,550,908       789,266 SHR        SOLE                       789,266
Toro                              COM        891092108       22,700,110       505,008 SHR        SOLE                       505,008
Tyco                              COM        902124106          327,060         6,000 SHR        SOLE                         6,000
United Healthcare                 COM        910581107          697,775        11,300 SHR        SOLE                        11,300
US Bancorp                        COM        902973304       33,470,460     1,468,647 SHR        SOLE                     1,468,647
Valspar                           COM        920355104       22,923,770       645,740 SHR        SOLE                       645,740
Verizon Comm                      COM        92343v104        3,736,494        69,841 SHR        SOLE                        69,841
Waste Mgmt Inc Del                COM        94106L109          878,370        28,500 SHR        SOLE                        28,500
Wells Fargo & Co                  COM        949746101       43,186,075       930,133 SHR        SOLE                       930,133
Weyerhaeuser                      COM        962166104       14,517,577       264,100 SHR        SOLE                       264,100
Woodward Governor                 COM        980745103          227,323         2,695 SHR        SOLE                         2,695
Xcel Energy Inc.                  COM        98389B100          321,371        11,296 SHR        SOLE                        11,296

ITEM 1                            ITEM 2     ITEM 3      ITEM 4         ITEM 5                   ITEM 6    ITEM 7     ITEM 8
                                  TITLE OF               MARKET
NAME OF ISSUER                    CLASS      CUSIP       VALUE          SHARES        SH/PRN     INVSTMT   MANAGERS   VOTING
                                                                                                 DISCR                AUTHORITY
COMMON STOCK                                                                                                          SOLE

                                                            911,575,903    28,345,035                                    28,345,035

PREFERRED STOCK

Barclays Pfd. E                              06738C83           439,960        17,000 SHR        SOLE                        17,000


PREFERRED STOCK SUBTOTAL                                        439,960        17,000                                        17,000

MUTUAL FUNDS

Acorn Fund                                   53015p403          189,917        10,435 SHR        SOLE                        10,435
Dean Witter US Govt Sec                      616969200           93,407        10,507 SHR        SOLE                        10,507
Fidelity Magellan                                               199,972         1,800 SHR        SOLE                         1,800
PW Pace Gov't Sec. Fixed Incom               695740100          166,496        13,193 SHR        SOLE                        13,193
SIT Mid Cap Growth Fund                      829796101          133,056        10,800 SHR        SOLE                        10,800
SIT MN Tax Free Income Fund                  82979K100          418,024        41,844 SHR        SOLE                        41,844
Vanguard Index Tr 500                        922908108          313,314         2,772 SHR        SOLE                         2,772
Wells Fargo Equity Income Fund                                  247,380         6,000 SHR        SOLE                         6,000

MUTUAL FUND SUBTOTAL                                          1,761,566        97,351                                        97,351

GRAND TOTALS                                                913,777,429    28,459,386                                    28,459,386